SHARE-BASED PAYMENTS 1 (Detail)	12 Months Ended
	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares	Dec. 31, 2017 yr $ / shares
Share Incentive Plan 2016 [Member]
Suboptimal exercise factor | yr	2.8	2.8	2.8
Fair value per ordinary share as at valuation date			$ 7.07
Share Incentive Plan 2017 [Member]
Risk-free interest rate	3.29%
Expected volatility range	54.80%
Suboptimal exercise factor | yr	2.8
Fair value per ordinary share as at valuation date	$ 4.94
Minimum [Member] | Share Incentive Plan 2016 [Member]
Risk-free interest rate	2.41%	3.51%	2.39%
Expected volatility range	53.70%	49.90%	47.50%
Fair value per ordinary share as at valuation date	$ 4.11	$ 5.28
Maximum [Member] | Share Incentive Plan 2016 [Member]
Risk-free interest rate	3.34%	3.82%	2.93%
Expected volatility range	55.20%	53.60%	49.30%
Fair value per ordinary share as at valuation date	$ 5.37	$ 7.06